Air Traffic Liability - Schedule of Air Traffic Liability (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of air traffic liability [Line Items]
Air traffic liability	R$ 4,140,025	R$ 3,063,816
Average use term	48 days	47 days
Cargo and passenger air traffic liability
Disclosure of air traffic liability [Line Items]
Air traffic liability	R$ 4,660,271	R$ 3,471,534
Travel package financing entities
Disclosure of air traffic liability [Line Items]
Air traffic liability	R$ (520,246)	R$ (407,718)